Investment Strategy	Jul. 31, 2026
Pear Tree Polaris Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap issuers. Small Cap Fund considers a small-cap issuer to be a company having at the time of purchase by Small Cap Fund a market capitalization of between approximately $100 million to $5 billion, as well as one or more mutual funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”) that invests at least 80 percent of its net assets in similar securities issued by small-cap issuers.

Small Cap Fund, as part of its principal investment strategy, may invest up to 15 percent of its net assets (determined at the time of investment) in securities of foreign issuers, which includes securities traded on non-U.S. exchanges, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. exchanges. If such securities have been issued by a small-cap issuer at the time of purchase, Small Cap Fund may include those securities in the portion of its portfolio that is invested in small-cap issuers (at least 80 percent), subject to the 15 percent limit. Fund assets may be invested in any percentage in growth stocks and value stocks. Small Cap Fund’s sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth. The sub-adviser generally considers value stocks to be equity securities with recent and/or mid-term performance that has lagged relative to the market but whose issuing companies have stable earnings and cash flows and where there are visible and imminent inflection points and catalysts that the sub-adviser expects will result in increased earnings and cash flow, driving stock appreciation.

In managing Small Cap Fund’s portfolio, its sub-adviser uses proprietary quantitative investment technology combined with traditional, value-based, fundamental research to identify potential investments. The sub-adviser uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 global companies. The sub-adviser uses these measures to identify companies with the greatest potential for undervalued streams of sustainable free cash flow. The sub-adviser conducts fundamental research, interviewing and visiting with company management and creating detailed financial models on potential portfolio investments. The sub-adviser also maintains a “watch-list” of companies, which may be used if the valuation of a company held in Small Cap Fund’s portfolio falls below established limits. Although Small Cap Fund does not have an express policy to invest in equity securities of companies in a specific industry or group of industries (a group of industries is also known as a “sector”), from time to time it has invested more than 25 percent of its total assets in financial services companies.

Small Cap Fund’s sub-adviser may utilize options on existing security positions or indexes in an attempt to improve the risk/return profile of Small Cap Fund’s returns. The extent of the sub-adviser’s use of options may vary over time based on the sub-adviser’s assessment of market conditions and other factors.

Small Cap Fund may invest in other types of derivatives (i.e., a security or instrument with a value that is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purposes of hedging the value of the portfolio and establishing a position in the future. Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap issuers.
Pear Tree Quality Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Fund’s portfolio, Quality Fund’s investment manager, in consultation with its sub-adviser, periodically selects what it believes is a well-managed mutual fund (the “target portfolio”). Among the criteria used to select the target portfolio are the limited availability of the target portfolio to retail investors and the target portfolio’s historical performance. Quality Fund’s portfolio is then managed such that each quarter, its portfolio generally is rebalanced to comprise the same securities and in the same percentages as the target portfolio as of the end of the target portfolio’s most recent fiscal quarter. If Quality Fund’s assets significantly increase, Quality Fund may select more than one target portfolio.

From time to time, a target portfolio may invest in non-U.S. securities. In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities, if available. Quality Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.

Quality Fund’s current target portfolio is GMO Quality Fund Class III (ticker symbol: GQETX). The current target portfolio purports to seek to generate total return by investing primarily in equities the target portfolio’s investment manager believes to be of high quality, which it defines as companies with established track records of historical profitability and strong fundamentals. Neither Quality Fund, nor its investment manager, nor its sub-adviser, is affiliated with the current target portfolio or the current target portfolio’s investment manager.

Quality Fund also may invest in derivatives (i.e., a security or instrument with a value that is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers.
Pear Tree Essex Environmental Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Environmental Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of clean-tech companies. A clean-tech company is a company that the Fund’s sub-adviser believes provides leading technology solutions to solve environmental challenges, primarily focusing on climate change. Environmental Opportunities Fund invests in companies across all market capitalizations, although it expects most to be small- and mid-cap companies (i.e., at the time of investment, a market capitalization at least $100 million and less than $10 billion). Equity securities in which Environmental Opportunities Fund may invest include common stocks and preferred stocks, as well as equity securities of foreign companies, either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

In managing Environmental Opportunities Fund’s portfolio, its sub-adviser uses its proprietary Global Environmental Opportunities Strategy (“GEOS”) to identify companies with a strong growth potential that are pursuing natural resource optimization and are engaged in finding energy efficiency solutions, lessening dependence on fossil fuels and limiting greenhouse gasses. GEOS focuses on approximately 100 issuers out of a universe of approximately 700 eligible issuers, each of which generates at least 25 percent of its revenues from one or more of nine “environmental investment themes”: Agricultural Productivity & Clean Fuels; Clean Technology & Efficiency; Efficient Transport; Environmental Finance; Power Technology; Power Merchants & Generation; Renewable Energy; Low Carbon Commerce; and Water. In addition to its environmental assessment, the sub-adviser ranks the universe of stocks according to a number of factors, including growth in revenues, earnings and free cash flow, valuation, balance sheet strength, and capital efficiency. The sub-adviser also attempts to diversify the portfolio across geographies, industries, and environmental themes. Environmental Opportunities Fund will typically hold at any given time securities of between 35 and 75 issuers.

Environmental Opportunities Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Environmental Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of clean-tech companies.
Pear Tree Polaris Foreign Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets value issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Issuers in which Foreign Value Fund invests may have any market capitalization. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (“ADRs”), and Indian participatory notes (generally an interest in a pool of Indian-listed securities that is traded exclusively outside India by non-Indian registered investors), as well as shares of mutual funds and exchange-traded funds (“ETFs”), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets value issuers.

To manage Foreign Value Fund’s portfolio, its sub-adviser seeks to identify 50 to 125 value securities, that is, foreign markets securities that the sub-adviser considers as being mispriced by the market but having the best opportunity for price appreciation to reflect their long-term fundamental valuations and/or future cash flows. To select specific investments, the sub-adviser uses a proprietary quantitative investment process focused on bottom-up fundamental research.

Foreign Value Fund also may utilize options in an attempt to improve the risk/return profile of Foreign Value Fund’s returns. Foreign Value Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.

Generally, Foreign Value Fund invests in foreign markets issuers in Europe, Australia, as well as the larger capital markets of the Far East. Foreign Value Fund, however, also may invest without limit in emerging markets issuers. Foreign Value Fund generally will be invested in issuers in fifteen or more foreign countries and fifteen or more industry sectors. However, Foreign Value Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets value issuers.
Pear Tree Polaris Foreign Value Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets, small-cap value issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. A small-cap issuer is a company having a market capitalization at time of purchase between $50 million to $5 billion. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (“ADRs”), and Indian participatory notes (generally an interest in a pool of Indian-listed securities that is traded exclusively outside India by non-Indian registered investors), as well as shares of mutual funds and exchange-traded funds (“ETFs”), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets, small cap value issuers.

To manage Foreign Value Small Cap Fund’s portfolio, its sub-adviser seeks to identify 50 to 100 value securities, that is, foreign markets, small-cap securities that the sub-adviser considers as being mispriced by the market but having the best opportunity for price appreciation to reflect their long-term fundamental valuations and/or future cash flows. To select specific investments, the sub-adviser uses a proprietary quantitative investment process focused on bottom-up fundamental research.

Foreign Value Small Cap Fund’s sub-adviser may utilize options in an attempt to improve the risk/return profile of Foreign Value Small Cap Fund’s returns. Foreign Value Small Cap Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.

Generally, Foreign Value Small Cap Fund invests in foreign markets issuers in the countries represented by the MSCI Emerging Markets Index. Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries. However, Foreign Value Small Cap Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets, small-cap value issuers.
Pear Tree Polaris International Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, International Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Issuers in which International Opportunities Fund invests may have any market capitalization. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (“ADRs”), and Indian participatory notes (generally an interest in a pool of Indian-listed securities that is traded exclusively outside India by non-Indian registered investors), as well as shares of mutual funds and exchange-traded funds (“ETFs”), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets issuers.

To manage International Opportunities Fund’s portfolio, its sub-adviser generally seeks to identify more than 30 foreign markets securities that the sub-adviser considers as having the best opportunity for total return. To select specific investments, the sub-adviser is opportunistic, that is, looking for market inefficiencies using a proprietary quantitative investment process focused on bottom-up fundamental research.

International Opportunities Fund also may utilize options in an attempt to improve the risk/return profile of International Opportunities Fund’s returns. International Opportunities Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.

Generally, International Opportunities Fund invests in foreign markets issuers in the countries represented by the MSCI ACWI ex USA Index. As of June 30, 2025, the MSCI ACWI ex USA Index comprised issuers from countries representing 22 developed markets and 24 emerging markets. International Opportunities Fund generally will be invested in issuers in fifteen or more foreign countries and fifteen or more industry sectors. However, International Opportunities Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.

Strategy Portfolio Concentration [Text]	Under normal market conditions, International Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets issuers.